Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Subsequent Events	NOTE 4 - SUBSEQUENT EVENTS The Company has evaluated it activities subsequent to the nine months ended September 30, 2011 through October 24, 2011 and found no reportable subsequent events.	NOTE 6 - SUBSEQUENT EVENTS The Company has evaluated it activities subsequent to the year ended December 31, 2010 through April 5, 2011 and found no reportable subsequent events.